Dividends (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Dividends to Shareholders
Final dividends are recognised when they are approved by shareholders.

	2018			2017			2016
	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m
Interim dividend in respect of the current year	15.49	346	176	15.17	540	32	15.00	532	31
Special dividend	84.375	3,171	—	—	—	—	—	—	—
Final dividend in respect of the prior year	29.10	970	33	28.34	923	151	28.16	805	248
	128.965	4,487	209	43.51	1,463	183	43.16	1,337	279